Summary of Material Accounting Policies - Summary of Subscription Agreements (Detail) - shares shares in Millions	Sep. 30, 2024	Sep. 27, 2024	Mar. 24, 2024
Kayana [member]
Disclosure Of Significant Accounting Policies [Line Items]
Number of Shares Acquired	46.5	85.5	754.5